Eaton Vance
RBA All Asset Strategy Fund
May 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 48.3%
Security	Shares	Value
Aerospace & Defense — 1.5%
Airbus SE	1,456	$ 267,794
BAE Systems PLC	10,860	278,449
General Dynamics Corp.	1,774	494,041
General Electric Co.	5,014	1,232,993
Howmet Aerospace, Inc.	2,952	501,515
L3Harris Technologies, Inc.	1,215	296,873
Lockheed Martin Corp.	507	244,567
Northrop Grumman Corp.	712	345,156
Rolls-Royce Holdings PLC	21,688	252,383
RTX Corp.	2,520	343,929
		$ 4,257,700
Air Freight & Logistics — 0.2%
FedEx Corp.	1,265	$ 275,897
United Parcel Service, Inc., Class B	2,230	217,514
		$ 493,411
Automobiles — 0.9%
Ford Motor Co.	30,348	$ 315,012
Mercedes-Benz Group AG	7,613	455,240
Tesla, Inc.(1)	4,202	1,455,825
Toyota Motor Corp.	10,900	207,516
		$ 2,433,593
Banks — 1.8%
Bank of America Corp.	20,862	$ 920,640
BNP Paribas SA	5,907	517,302
Citigroup, Inc.	6,361	479,111
DBS Group Holdings Ltd.	21,100	728,002
JPMorgan Chase & Co.	3,900	1,029,600
Swedbank AB, Class A	21,108	571,549
United Overseas Bank Ltd.	11,300	310,408
Wells Fargo & Co.	5,818	435,070
		$ 4,991,682
Beverages — 0.9%
Anheuser-Busch InBev SA	5,938	$ 419,300
Coca-Cola Co.	10,376	748,110
Coca-Cola Europacific Partners PLC	4,090	375,421
Constellation Brands, Inc., Class A	2,070	369,060
Heineken NV	4,017	358,367
PepsiCo, Inc.	3,087	405,786
		$ 2,676,044
Security	Shares	Value
Biotechnology — 0.8%
AbbVie, Inc.	2,510	$ 467,136
Amgen, Inc.	1,757	506,332
CSL Ltd.	3,131	499,614
Gilead Sciences, Inc.	4,752	523,100
Regeneron Pharmaceuticals, Inc.	418	204,937
Vertex Pharmaceuticals, Inc.(1)	494	218,373
		$ 2,419,492
Broadline Retail — 1.1%
Amazon.com, Inc.(1)	15,258	$ 3,128,043
		$ 3,128,043
Building Products — 0.6%
Carrier Global Corp.	6,260	$ 445,712
Daikin Industries Ltd.(2)	3,500	398,232
Johnson Controls International PLC	4,357	441,669
Trane Technologies PLC	938	403,594
		$ 1,689,207
Capital Markets — 2.4%
Ares Management Corp., Class A	3,371	$ 557,901
Blue Owl Capital, Inc.	16,993	317,429
Brookfield Corp.(2)	6,644	383,676
CME Group, Inc.	1,471	425,119
DWS Group GmbH & Co. KGaA(3)	3,991	224,168
Goldman Sachs Group, Inc.	602	361,471
Hamilton Lane, Inc., Class A	3,824	569,776
Houlihan Lokey, Inc.	3,302	576,793
KKR & Co., Inc.	4,301	522,400
Macquarie Group Ltd.(2)	2,533	349,428
Partners Group Holding AG	412	553,056
S&P Global, Inc.	1,983	1,017,001
Singapore Exchange Ltd.	37,500	407,272
TPG, Inc.	7,965	383,355
Tradeweb Markets, Inc., Class A	1,641	237,042
		$ 6,885,887
Chemicals — 0.9%
Corteva, Inc.	6,781	$ 480,095
Dow, Inc.	15,463	428,944
EMS-Chemie Holding AG(2)	336	255,328
Linde PLC	1,266	591,956
Novonesis Novozymes, Class B	5,713	402,540
Shin-Etsu Chemical Co. Ltd.	11,800	376,776
		$ 2,535,639

Eaton Vance
RBA All Asset Strategy Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies — 0.1%
Waste Management, Inc.	900	$ 216,873
		$ 216,873
Communications Equipment — 0.2%
Arista Networks, Inc.(1)	3,684	$ 319,182
Cisco Systems, Inc.	4,775	301,016
		$ 620,198
Construction & Engineering — 0.5%
API Group Corp.(1)	13,493	$ 629,718
Eiffage SA	267	36,725
INFRONEER Holdings, Inc.	22,600	184,307
Vinci SA	3,270	467,236
		$ 1,317,986
Consumer Finance — 0.3%
American Express Co.	2,080	$ 611,624
Capital One Financial Corp.	1,878	355,224
		$ 966,848
Consumer Staples Distribution & Retail — 0.6%
Aeon Co. Ltd.	3,100	$ 95,304
Kroger Co.	3,070	209,466
Sysco Corp.	3,201	233,673
Walmart, Inc.	12,799	1,263,517
		$ 1,801,960
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	8,714	$ 242,249
		$ 242,249
Electric Utilities — 2.5%
Constellation Energy Corp.	3,135	$ 959,780
Duke Energy Corp.	1,987	233,910
Edison International	5,139	285,985
Enel SpA	91,059	837,015
Entergy Corp.	4,372	364,100
Exelon Corp.	11,876	520,406
FirstEnergy Corp.	11,738	492,292
Fortum OYJ	13,378	231,189
Hydro One Ltd.(3)	15,553	572,662
Iberdrola SA(2)	37,221	682,252
NextEra Energy, Inc.	3,307	233,606
PG&E Corp.	33,013	557,259
PPL Corp.	9,886	343,539
Security	Shares	Value
Electric Utilities (continued)
Southern Co.	2,102	$ 189,180
Terna - Rete Elettrica Nazionale	45,115	460,041
		$ 6,963,216
Electrical Equipment — 0.7%
Eaton Corp. PLC	2,106	$ 674,341
GE Vernova, Inc.	1,253	592,644
nVent Electric PLC	6,232	410,066
Schneider Electric SE	1,460	368,375
		$ 2,045,426
Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	6,362	$ 315,492
Halma PLC	10,294	403,566
Hexagon AB, Class B(2)	32,299	325,621
Keyence Corp.	700	292,999
		$ 1,337,678
Financial Services — 2.2%
Adyen NV(1)(3)	128	$ 245,309
Apollo Global Management, Inc.	4,111	537,267
Berkshire Hathaway, Inc., Class B(1)	2,248	1,132,902
Block, Inc.(1)	5,518	340,737
Corebridge Financial, Inc.	17,560	572,632
Enact Holdings, Inc.	4,831	171,017
Equitable Holdings, Inc.	12,532	662,567
Fidelity National Information Services, Inc.	5,599	445,736
Mastercard, Inc., Class A	955	559,248
Mitsubishi HC Capital, Inc.(2)	68,100	500,051
ORIX Corp.	25,600	542,511
PayPal Holdings, Inc.(1)	5,860	411,841
Visa, Inc., Class A	704	257,094
		$ 6,378,912
Food Products — 1.3%
Associated British Foods PLC	7,402	$ 208,086
Danone SA	6,346	542,566
Itoham Yonekyu Holdings, Inc.	6,900	240,134
JDE Peet's NV(2)	8,961	246,601
Kerry Group PLC, Class A	3,542	387,192
MEIJI Holdings Co. Ltd.	19,800	442,724
Mondelez International, Inc., Class A	4,596	310,184
Nestle SA	10,874	1,158,484
Tyson Foods, Inc., Class A	4,034	226,549
		$ 3,762,520

Eaton Vance
RBA All Asset Strategy Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Gas Utilities — 0.1%
Italgas SpA(2)	27,852	$ 229,139
		$ 229,139
Ground Transportation — 0.8%
CSX Corp.	13,567	$ 428,582
Schneider National, Inc., Class B	12,556	290,923
Uber Technologies, Inc.(1)	8,418	708,459
U-Haul Holding Co., Non Voting Shares	6,484	369,847
Union Pacific Corp.	1,711	379,260
		$ 2,177,071
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	6,893	$ 920,767
Becton Dickinson & Co.	1,240	214,012
Boston Scientific Corp.(1)	10,917	1,149,124
Cochlear Ltd.	1,957	342,188
EssilorLuxottica SA	1,776	493,467
GE HealthCare Technologies, Inc.	6,460	455,688
Hoya Corp.	1,700	200,716
Intuitive Surgical, Inc.(1)	1,642	906,942
Koninklijke Philips NV(2)	9,277	213,923
Medtronic PLC	7,389	613,139
Stryker Corp.	1,228	469,882
Terumo Corp.(2)	11,100	203,761
Zimmer Biomet Holdings, Inc.	2,913	268,491
		$ 6,452,100
Health Care Providers & Services — 1.4%
Cardinal Health, Inc.	3,635	$ 561,389
Cencora, Inc.	1,718	500,350
Centene Corp.(1)	9,733	549,331
Cigna Group	593	187,768
CVS Health Corp.	3,366	215,559
HCA Healthcare, Inc.	1,326	505,723
McKesson Corp.	752	541,072
Sonic Healthcare Ltd.	16,079	276,562
UnitedHealth Group, Inc.	1,798	542,834
		$ 3,880,588
Hotels, Restaurants & Leisure — 0.8%
Airbnb, Inc., Class A(1)	2,480	$ 319,920
Amadeus IT Group SA	8,256	686,652
Booking Holdings, Inc.	89	491,185
Whitbread PLC	22,687	886,322
		$ 2,384,079
Security	Shares	Value
Household Durables — 0.2%
Sony Group Corp.	18,700	$ 500,523
		$ 500,523
Household Products — 0.5%
Colgate-Palmolive Co.	5,539	$ 514,795
Kimberly-Clark Corp.	3,397	488,353
Procter & Gamble Co.	3,370	572,529
		$ 1,575,677
Independent Power and Renewable Electricity Producers — 0.2%
Corp. ACCIONA Energias Renovables SA(2)	12,207	$ 267,028
Vistra Corp.	1,972	316,644
		$ 583,672
Industrial Conglomerates — 0.7%
Hitachi Ltd.	19,400	$ 540,490
Honeywell International, Inc.	2,248	509,554
Siemens AG	2,117	509,188
Smiths Group PLC	14,453	420,114
		$ 1,979,346
Industrial REITs — 0.1%
ProLogis, Inc.	2,170	$ 235,662
		$ 235,662
Insurance — 2.4%
Aegon Ltd.(2)	32,928	$ 235,755
Allianz SE	664	263,351
Allstate Corp.	1,994	418,481
American International Group, Inc.	5,858	495,821
Arch Capital Group Ltd.	2,389	227,051
ASR Nederland NV(2)	4,079	261,559
AXA SA	13,672	644,437
Chubb Ltd.	773	229,736
Hannover Rueck SE	1,177	372,175
Hartford Insurance Group, Inc.	2,024	262,796
Markel Group, Inc.(1)	355	689,303
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	881	570,776
Phoenix Group Holdings PLC	60,419	517,004
Progressive Corp.	801	228,229
Prudential Financial, Inc.	3,771	391,769
QBE Insurance Group Ltd.	33,792	504,790
Swiss Life Holding AG	389	388,509
		$ 6,701,542

Eaton Vance
RBA All Asset Strategy Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 1.8%
Alphabet, Inc., Class A	9,612	$ 1,650,765
Alphabet, Inc., Class C	7,943	1,372,947
Meta Platforms, Inc., Class A	3,396	2,198,876
		$ 5,222,588
IT Services — 0.4%
International Business Machines Corp.	1,635	$ 423,563
Otsuka Corp.	19,200	394,658
Shopify, Inc., Class A(1)	2,427	259,333
		$ 1,077,554
Leisure Products — 0.2%
Games Workshop Group PLC	2,653	$ 548,148
		$ 548,148
Life Sciences Tools & Services — 0.1%
IQVIA Holdings, Inc.(1)	1,228	$ 172,325
		$ 172,325
Machinery — 1.3%
Caterpillar, Inc.	1,767	$ 614,969
Deere & Co.	1,150	582,199
Fortive Corp.	6,449	452,655
Illinois Tool Works, Inc.	1,729	423,744
Ingersoll Rand, Inc.	4,577	373,666
Otis Worldwide Corp.	4,846	462,066
PACCAR, Inc.	7,012	658,076
		$ 3,567,375
Media — 0.4%
Fox Corp., Class B	11,208	$ 563,538
News Corp., Class B	17,717	579,700
		$ 1,143,238
Metals & Mining — 0.2%
BHP Group Ltd.	10,961	$ 269,257
Rio Tinto Ltd.(2)	4,853	352,915
		$ 622,172
Multi-Utilities — 0.3%
CenterPoint Energy, Inc.	5,736	$ 213,609
Dominion Energy, Inc.	3,361	190,468
Public Service Enterprise Group, Inc.	2,813	227,937
Sempra	2,973	233,648
		$ 865,662
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.7%
Antero Midstream Corp.	29,666	$ 557,127
Chevron Corp.	2,689	367,586
Exxon Mobil Corp.	3,643	372,679
PrairieSky Royalty Ltd.(2)	26,792	451,756
Targa Resources Corp.	1,534	242,265
		$ 1,991,413
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	9,870	$ 477,609
		$ 477,609
Personal Care Products — 0.5%
Beiersdorf AG	2,555	$ 350,457
Kenvue, Inc.	19,000	453,530
L'Oreal SA	1,302	551,092
		$ 1,355,079
Pharmaceuticals — 2.2%
AstraZeneca PLC	3,695	$ 541,258
Bristol-Myers Squibb Co.	4,048	195,437
Chugai Pharmaceutical Co. Ltd.	3,700	193,442
Eli Lilly & Co.	1,343	990,691
GSK PLC	14,182	288,092
Johnson & Johnson	4,019	623,789
Merck & Co., Inc.	5,175	397,647
Novartis AG	8,581	990,497
Novo Nordisk AS, Class B	5,606	398,294
Pfizer, Inc.	19,304	453,451
Roche Holding AG PC	1,098	355,694
Sanofi SA	4,338	429,639
Takeda Pharmaceutical Co. Ltd.	13,700	411,344
		$ 6,269,275
Professional Services — 0.5%
Automatic Data Processing, Inc.	1,583	$ 515,314
RELX PLC	17,860	961,121
		$ 1,476,435
Real Estate Management & Development — 0.1%
Mitsui Fudosan Co. Ltd.	21,400	$ 204,958
		$ 204,958
Retail REITs — 0.1%
Realty Income Corp.	4,804	$ 272,002
		$ 272,002

Eaton Vance
RBA All Asset Strategy Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.2%
Advanced Micro Devices, Inc.(1)	3,080	$ 341,048
ASML Holding NV	886	652,751
Broadcom, Inc.	6,526	1,579,749
GlobalFoundries, Inc.(1)(2)	7,731	276,770
Marvell Technology, Inc.	6,027	362,765
Micron Technology, Inc.	2,671	252,303
NVIDIA Corp.	41,583	5,619,111
		$ 9,084,497
Software — 2.3%
Adobe, Inc.(1)	552	$ 229,129
Atlassian Corp., Class A(1)	1,995	414,222
Microsoft Corp.	12,028	5,537,210
Salesforce, Inc.	1,194	316,852
		$ 6,497,413
Specialized REITs — 0.3%
Equinix, Inc.	351	$ 311,976
VICI Properties, Inc.	20,810	659,885
		$ 971,861
Specialty Retail — 0.2%
Home Depot, Inc.	861	$ 317,098
Industria de Diseno Textil SA	5,001	270,930
		$ 588,028
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	26,108	$ 5,243,792
HP, Inc.	8,203	204,255
Western Digital Corp.(1)	4,292	221,252
		$ 5,669,299
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG	2,000	$ 498,826
Hermes International SCA	187	515,655
		$ 1,014,481
Tobacco — 0.6%
Altria Group, Inc.	9,042	$ 548,036
British American Tobacco PLC	6,165	277,538
Philip Morris International, Inc.	4,852	876,223
		$ 1,701,797
Trading Companies & Distributors — 0.7%
Brenntag SE	3,549	$ 240,526
Security	Shares	Value
Trading Companies & Distributors (continued)
Diploma PLC	6,510	$ 411,579
Howden Joinery Group PLC	39,560	459,071
Toyota Tsusho Corp.	22,900	483,954
United Rentals, Inc.	442	313,104
		$ 1,908,234
Total Common Stocks (identified cost $92,248,337)		$136,565,406

Exchange-Traded Funds — 21.7%
Security	Shares	Value
Equity Funds — 2.7%
iShares MSCI India ETF(2)	62,163	$ 3,376,073
iShares MSCI South Korea ETF(2)	24,642	1,494,044
iShares MSCI Taiwan ETF	54,068	2,832,082
		$ 7,702,199
Fixed-Income Funds — 19.0%
Janus Henderson Mortgage-Backed Securities ETF(2)	1,204,300	$ 53,507,049
		$ 53,507,049
Total Exchange-Traded Funds (identified cost $59,783,408)		$ 61,209,248

U.S. Treasury Obligations — 29.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$7,949	$ 4,782,191
1.375%, 11/15/40	7,503	4,683,744
1.75%, 8/15/41	3,359	2,182,893
1.875%, 2/15/41	3,368	2,269,511
2.00%, 11/15/41	3,574	2,410,009
2.25%, 5/15/41	3,765	2,681,531
2.75%, 8/15/42	2,648	1,986,403
3.375%, 8/15/42	1,831	1,507,893
3.875%, 8/15/40	2,232	2,014,473
4.00%, 11/15/42	4,169	3,734,520
4.375%, 11/15/39	1,781	1,715,796
U.S. Treasury Notes:
0.75%, 5/31/26	6,709	6,488,359
1.00%, 7/31/28	2,717	2,486,851
1.25%, 9/30/28	2,954	2,713,398
1.375%, 10/31/28	3,157	2,906,103

Eaton Vance
RBA All Asset Strategy Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
1.375%, 11/15/31	$2,014	$ 1,701,330
1.625%, 5/15/31	1,807	1,574,998
1.875%, 2/15/32	1,776	1,540,264
2.375%, 5/15/29	2,437	2,300,779
2.625%, 2/15/29	3,369	3,221,750
2.875%, 8/15/28	2,505	2,429,316
3.125%, 11/15/28	2,337	2,279,704
3.875%, 1/15/26	4,126	4,118,632
4.00%, 1/15/27	4,233	4,233,675
4.00%, 2/28/30	1,767	1,770,772
4.125%, 8/31/30	1,719	1,729,240
4.25%, 3/15/27	4,053	4,073,871
4.375%, 11/30/30	2,847	2,895,469
4.625%, 2/28/26	4,292	4,302,943
Total U.S. Treasury Obligations (identified cost $88,096,697)		$ 82,736,418

Short-Term Investments — 2.5%
Affiliated Fund — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(4)	1,687,805	$ 1,687,805
Total Affiliated Fund (identified cost $1,687,805)		$ 1,687,805

Securities Lending Collateral — 1.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(5)	5,404,846	$ 5,404,846
Total Securities Lending Collateral (identified cost $5,404,846)		$ 5,404,846
Total Short-Term Investments (identified cost $7,092,651)		$ 7,092,651
Total Investments — 101.8% (identified cost $247,221,093)		$287,603,723
Other Assets, Less Liabilities — (1.8)%		$ (5,005,474)
Net Assets — 100.0%		$282,598,249
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at May 31, 2025. The aggregate market value of securities on loan at May 31, 2025 was $12,275,424 and the total market value of the collateral received by the Fund was $12,730,724, comprised of cash of $5,404,846 and U.S. government and/or agencies securities of $7,325,878.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2025, the aggregate value of these securities is $1,042,139 or 0.4% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	67.6%	$191,130,885
United Kingdom	2.3	6,540,060
Japan	2.3	6,414,400
France	1.4	4,036,274
Germany	1.2	3,484,707
Netherlands	0.8	2,214,265
Australia	0.8	2,095,140
Spain	0.7	1,906,862
Canada	0.6	1,667,427
Italy	0.5	1,526,195
Singapore	0.5	1,445,682
Switzerland	0.4	1,196,893
Sweden	0.3	897,170
Denmark	0.3	800,834
Belgium	0.2	419,300
Ireland	0.1	387,192
Finland	0.1	231,189
Exchange-Traded Funds	21.7	61,209,248
Total Investments	101.8%	$287,603,723
Abbreviations:
PC	– Participation Certificate
REITs	– Real Estate Investment Trusts

Eaton Vance
RBA All Asset Strategy Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2025.
Affiliated Investments
At May 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,687,805, which represents 0.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$18,229,478	$71,646,563	$(88,188,236)	$ —	$ —	$1,687,805	$295,755	1,687,805
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 6,608,075	$ —	$ —	$ 6,608,075
Consumer Discretionary	6,027,083	4,569,812	—	10,596,895
Consumer Staples	7,595,232	5,277,845	—	12,873,077
Energy	1,991,413	—	—	1,991,413
Financials	17,217,459	8,707,412	—	25,924,871
Health Care	13,355,289	5,838,491	—	19,193,780
Industrials	15,327,129	6,279,544	—	21,606,673
Information Technology	22,217,044	2,069,595	—	24,286,639
Materials	1,500,995	1,656,816	—	3,157,811
Real Estate	1,479,525	204,958	—	1,684,483
Utilities	5,935,025	2,706,664	—	8,641,689
Total Common Stocks	$ 99,254,269	$37,311,137*	$ —	$136,565,406
Exchange-Traded Funds	$ 61,209,248	$ —	$ —	$ 61,209,248
U.S. Treasury Obligations	—	82,736,418	—	82,736,418
Short-Term Investments:
Affiliated Fund	1,687,805	—	—	1,687,805

Eaton Vance
RBA All Asset Strategy Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$ 5,404,846	$ —	$ —	$ 5,404,846
Total Investments	$167,556,168	$120,047,555	$ —	$287,603,723
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Subsequent Events
The Board of Directors of Eaton Vance Growth Trust approved the termination of the sub-advisory agreement between Eaton Vance Management (EVM) and Richard Bernstein Advisors LLC (RBA) on behalf of the Fund and related changes to the Fund's principal investment strategies and benchmark changes. The termination and related changes are expected to be effective August 18, 2025. EVM will continue to serve as the Fund's investment manager. Effective August 18, 2025, the name of the Fund will change to Eaton Vance All Asset Strategy Fund. The Board of Directors additionally approved the reduction of the management fee and establishment of an expense cap for the Fund to be effective August 18, 2025. Please see the Fund's prospectus for further information.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.